THE COMPANY (Details) $ in Millions			1 Months Ended		12 Months Ended
		May 31, 2021 USD ($)	Feb. 24, 2022 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021 USD ($)	Apr. 30, 2021
Business Acquisition [Line Items]
Number of reportable segments | segment					12
Business combination, consideration transferred	[1]				$ 15	$ 328	$ 0
Other non-current liabilities					430	608
Net income (loss) attributable to noncontrolling interest					60	(933)	(38)
Distributions to noncontrolling interests					191	200	197
Net income (expense) from discontinued operations					30	57	163
Discontinued operations, tax benefit (expense)					$ (4)	(10)	(44)
Minera Yanacocha
Business Acquisition [Line Items]
Ownership interest (as a percent)					100.00%					95.00%
Holt Property Royalty
Business Acquisition [Line Items]
Royalty obligation							0
Royalties received					$ 22	13
Royalty paid							(8)
Use rights | Holt option
Business Acquisition [Line Items]
Purchase of option for mining and mineral rights				$ 75
Minera Yanacocha
Business Acquisition [Line Items]
Net income (loss) attributable to noncontrolling interest					$ (1)	$ 1,014	128
Economic interest (as a percent)					100.00%	51.35%			100.00%
Minera Yanacocha | Buenaventura
Business Acquisition [Line Items]
Distributions to noncontrolling interests			$ 300
Purchase of noncontrolling interest, contingent consideration			100
Primary Beneficiary | Merian Gold Project
Business Acquisition [Line Items]
Ownership interest held by parent (as a percent)					75.00%
Net income (loss) attributable to noncontrolling interest					$ (59)	$ (81)	(90)
Disposal Group, Held-for-sale or Disposed of by Sale, Not Discontinued Operations | Conga Mill
Business Acquisition [Line Items]
Total consideration											$ 68
Loss on sale						571
Other non-current liabilities					29
Disposal Group, Disposed of by Sale, Not Discontinued Operations
Business Acquisition [Line Items]
Loss on sale					(35)	(212)	(677)
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Minera La Zanja
Business Acquisition [Line Items]
Loss on sale					45	$ 0	0
Equity method investment, ownership percentage sold						46.94%
Equity method investments					0
Contribution paid upon sale of equity method investment			45
Loss on sale of equity method investment			$ 45
Discontinued Operations, Disposed of by Sale
Business Acquisition [Line Items]
Net income (expense) from discontinued operations					$ 30	$ 57	$ 163
Buenaventura | Minera Yanacocha
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)						43.65%
Minera Yanacocha
Business Acquisition [Line Items]
Total shares repurchased (as a percent)						5.00%
Minera Yanacocha | Summit Global Management II V B
Business Acquisition [Line Items]
Proceeds from sale of stock								$ 48
Summit Global Management II V B | Minera Yanacocha
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners (as a percent)					5.00%
Goldcorp
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired		85.10%				85.10%
Business combination, consideration transferred		$ 326
Business combination, step acquisition, equity interest in acquiree, percentage		14.90%										14.90%
Business combination, consideration transferred, including equity interest in acquiree held prior to combination		$ 378
Non cash consideration		52
Property, plant and mine development		590
Deferred income tax liabilities		$ 211

[1]	Acquisitions, net for the year ended December 31, 2021 is primarily related to the asset acquisition of the remaining 85.1% of GT Gold. Refer to Note 1 for additional information.